CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 42,714	$ 54,471
Restricted cash	712	470
Amounts receivable	25,598	20,975
Inventory	61,565	64,221
Prepaid expenses	6,534	14,007
Total Current Assets	137,123	154,144
Other intangible assets	6,153	7,263
Mine properties, plant and equipment	212,176	175,237
Vanadium assets	18,674	14,510
Deferred income tax asset	7,495	4,596
Total Non-current Assets	244,498	201,606
Total Assets	381,621	355,750
Liabilities
Current portion of lease liability	600	581
Accounts payable and accrued liabilities	31,439	26,634
Deferred revenue	3,553	1,698
Debt	0	4,000
Current portion of provisions	6,863	6,060
Total Current Liabilities	42,455	38,973
Lease liability	925	1,473
Non-current accounts payable and accrued liabilities	724	326
Long term debt	75,000	36,000
Provisions	6,718	4,424
Total Non-current Liabilities	83,367	42,223
Total Liabilities	125,822	81,196
Equity
Issued capital	412,295	411,646
Equity reserves	12,200	14,138
Accumulated other comprehensive loss	(98,200)	(112,165)
Deficit	(77,643)	(48,227)
Equity attributable to owners of the Company	248,652	265,392
Non-controlling Interest	7,147	9,162
Total Equity	255,799	274,554
Total Liabilities and Equity	$ 381,621	$ 355,750